Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2020
Disclosure of Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

12. PREPAID EXPENSES AND OTHER CURRENT ASSETS

As at December 31,	2020	2019
Prepaid expenses	$5,942	$12,896
Income tax recoverable	3,116	26,730
Inventory(a)	5,224	3,556
Deferred charges(b)	278	307
Other	8,301	235
Prepaid expenses and other current assets	$22,861	$43,724

(a)	As at December 31, 2020, inventory consisted of $1.2 million of finished goods (December 31, 2019 — $1.4 million) and $4.1 million of work in process (December 31, 2019 — $2.2 million). During the year, $10.4 million was recognized as cost of equipment sales and recorded as an operating expense (December 31, 2019 — $7.0 million, December 31, 2018 — $17.7 million).

(b)	Deferred charges included deferred financing charges relating to the Revolving Credit Facility.